UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	August 31, 2020

Date of reporting period:	December 31, 2019 (commencement of operations) — February 29, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam Retirement Advantage Funds

Putnam Retirement Advantage Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam Retirement
Advantage
Funds

Putnam Retirement Advantage 2060 Fund	Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2055 Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2050 Fund	Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage 2045 Fund	Putnam Retirement Advantage 2020 Fund
Putnam Retirement Advantage 2040 Fund	Putnam Retirement Advantage Maturity Fund

Semiannual report
2 | 29 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

April 9, 2020

Dear Fellow Shareholder:

After a period of gains and relative tranquility, global financial markets encountered considerable challenges in early 2020. In late February, as COVID-19, the disease caused by the coronavirus, spread into regions beyond China, global stock markets began to experience significant declines and turbulence. By mid-March, major U.S. indexes had fallen into bear market territory, defined as a 20% drop from a previous high. As often happens when stocks decline sharply, bonds generally provided better results. As investors rushed to safe havens, the yield on the benchmark 10-year U.S. Treasury note fell to historic lows. Central banks and governments worldwide have enacted measures to inject liquidity into the markets and restore confidence, including emergency interest-rate cuts.

Markets are working to assess the economic impact of the disease and the public health measures taken in response to it. It is still unclear what the costs will be and how long the effects of the COVID-19 pandemic will last, but history has shown that markets recover from downturns. For investors, we believe the most important course of action is to remain calm, stay focused on your long-term goals, and consult with your financial advisor. At Putnam, our investment professionals remain focused on actively managing fund portfolios with a research-intensive approach that includes risk management strategies.

Thank you for investing with Putnam.

Performance history from fund inception on 12/31/19 through 2/29/20

Cumulative total return (%) comparison

Class R6 shares	Life of fund*
2060 Fund	–8.40%
2055 Fund	–8.20
2050 Fund	–7.70
2045 Fund	–7.20
2040 Fund	–6.60
2035 Fund	–5.50
2030 Fund	–4.20
2025 Fund	–1.70
2020 Fund	–1.00
Maturity Fund	–0.90

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. See below and pages 8–10 for additional performance information. For the period, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

* Returns for the life of fund period are not annualized, but cumulative.

This table shows the performance of broad market indexes from the funds’ inception on 12/31/19 through 2/29/20. See above and pages 8–10 for additional fund performance information. Index descriptions can be found on page 17.

2 Retirement Advantage Funds

Jason is Co-Head of Global Asset Allocation. He has an M.B.A. from the Booth School of Business at the University of Chicago and a B.S. from Northeastern University. Jason joined Putnam in 1999 and has been in the investment industry since 1993.

In addition to Jason, Robert J. Schoen and James A. Fetch are Portfolio Managers of the fund.

Jason, can you describe the investing environment during the period?

The period began against a backdrop of low interest rates, full employment, rising wages, and strong home prices in the United States. Geopolitical risks that had contributed to bouts of market volatility in 2019 started to subside. By mid-January 2020, the United States and China signed a phase-one trade deal. Reduced tensions in the Middle East and quantitative easing across global central banks boosted investor confidence.

In January 2020, a novel coronavirus [COVID-19] outbreak in China had a rippling effect on the global economy. To prevent contagion, the Chinese government quarantined populations, restricted travel, and shut down businesses. Concerns over China’s disruption to global supply chains and international trade caused financial market volatility to spike. Initially, the U.S. Federal Reserve held interest rates steady, citing its optimistic outlook for the economy. However, as COVID-19 spread to Italy, South Korea, and dozens of other countries, investors grew skeptical. In late February, the S&P 500 Index experienced its worst weekly performance since the 2008 financial crisis. The S&P 500 Index reported a loss of 8.27% for the two-month reporting period.

Retirement Advantage Funds 3

During the reporting period, a flight to safety shifted investor demand to U.S. Treasuries. By February, yields on short-term maturities began to outpace yields on longer-term maturities. This caused the U.S. yield curve to invert, which historically has signaled the approach of a recessionary period. On February 28, the yield on the 10-year U.S. Treasury note moved to historic lows. Investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 3.76% for the reporting period.

Putnam Retirement Advantage Funds were launched on December 31, 2019. How would you summarize your investment philosophy and process?

Putnam Retirement Advantage Funds invest in underlying Putnam mutual funds to create a diversified target-date portfolio. We use an important tool called a glide path to determine the funds’ allocations among asset classes and the underlying funds. With the glide path as a reference point, our portfolio managers make tactical decisions based on our analysis of current market risks and opportunities.

Compared with other similar retirement funds in the industry, our funds for investors expecting to retire after 2045 have higher equity allocations. In our view, this approach would give investors in funds with a target date in the 2050s or 2060s more time to recoup losses incurred by market downturns. The longer investment horizon also provides an opportunity to compound any investment returns. Our glide path becomes more conservative for investors nearing retirement. These funds have a target date in the 2020s or 2030s. For investors approaching retirement, balances are the largest, time horizons are the shortest, and the “sequence of returns risk” is at its highest. The latter is the risk posed to the retirement portfolio by the path of capital market returns, which is greatest near retirement. The funds are structured to pursue performance and downside protection over time. Our investment philosophy focuses on this goal.

What is your process for selecting the funds’ holdings?

Our portfolio managers each bring more than 20 years of experience in managing diversified assets. We actively construct each Retirement Advantage portfolio based on rigorous research. In selecting investments for the underlying funds, we use a combination of quantitative and fundamental analysis to evaluate the individual merits of companies and bond issuers.

While macroeconomic events are important to consider, our team selects individual holdings that we believe can succeed under varying market environments. Global macroeconomic views help inform tactical allocation decisions with respect to the underlying funds.

What underlying funds’ strategies contributed to or detracted from performance during the period?

During the two-month period, the portfolios of underlying funds were defensively positioned. The portfolios held underweight positions relative to the funds’ benchmarks in equities and credit [corporate bonds], while maintaining a neutral view on duration [a measure of interest-rate risk, or how much a bond’s price changes in response to changes in interest rates]. Diversification has continued to be beneficial given a rise in market volatility and changes in risk sentiment.

What is your near-term outlook for the global economy?

Going forward, we believe the full economic impact of COVID-19 remains uncertain. COVID-19 continues to disrupt global economies with border lockdowns, airline groundings, and forced school, restaurant, and other public event closings. The U.S. government has begun to address the need

4 Retirement Advantage Funds

to support businesses and households. The Fed has earmarked hundreds of millions of dollars to infuse liquidity into local economies. In March 2020, the Fed made several cuts to interest rates, which are now near zero. Central banks worldwide have engaged in similar interest-rate policies and activated large repurchase [repo] and asset purchase programs. We would expect these efforts to help stabilize and promote economic recoveries later this year.

Another risk is falling commodity prices. Commodity prices slumped during the period, due to a breakdown in negotiations over global supply quotas with Saudi Arabia and Russia. We believe energy companies with significant debt face a renewed risk of default. With the associated outflows from corporate credit bonds and the temporary lack of credit for these firms, the global economy and banking system is also likely to face a liquidity crisis. We will continue to monitor these global macroeconomic risks. We would expect elevated volatility, at least in the near term. We also could see markets move lower before they potentially improve later in the year.

Given this challenging backdrop, how are the funds positioned?

The funds’ portfolio management team remains tactically conservative. At present, we believe the risk of a deep and lasting recession is being underpriced by financial markets and that a globally coordinated monetary and fiscal policy response has been too slow to emerge. As such, the portfolios remain underweight to equities, underweight to credit, and neutral on interest rates relative to the funds’ benchmarks.

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, an underlying fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Retirement Advantage Funds 5

Composition of the funds’
underlying investments

Historically, each Putnam Retirement Advantage Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of February 29, 2020. For more information, please see each fund’s prospectus.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Income Strategies Portfolio

The portfolio focuses on fixed income securities, including U.S. government obligations, corporate bonds, and securitized debt instruments of any credit quality. The fund’s strategic fixed-income allocation is 75% (with a range of 50% to 95%) with the balance invested in equities (with a range of 5% to 50%) and other instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Short Term Investment Fund

The fund invests in a diversified portfolio of short duration, investment-grade fixed income securities to generate income, maintain liquidity, and preserve capital. The portfolio includes U.S. Treasuries, agency mortgage-backed securities, and a variety of investment-grade corporate bonds and notes.

6 Retirement Advantage Funds

Each Retirement Advantage Fund has a different target date indicating when each fund’s investors expect to retire and begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

Allocations by fund as of 2/29/20

Underlying Putnam Fund	Putnam Retirement Advantage 2060 Fund	Putnam Retirement Advantage 2055 Fund	Putnam Retirement Advantage 2050 Fund	Putnam Retirement Advantage 2045 Fund	Putnam Retirement Advantage 2040 Fund	Putnam Retirement Advantage 2035 Fund	Putnam Retirement Advantage 2030 Fund	Putnam Retirement Advantage 2025 Fund	Putnam Retirement Advantage 2020 Fund	Putnam Retirement Advantage Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund Class P	77.6%	62.2%	38.5%	14.9%	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund Class P	21.9%	37.2%	61.0%	84.0%	92.4%	51.1%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund Class P	0.0%	0.0%	0.0%	0.0%	4.9%	45.3%	92.5%	29.3%	3.2%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund Class P	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.1%	48.9%	11.8%	0.0%
Putnam Short Term Investment
Fund Class P	0.6%	0.6%	0.5%	1.1%	2.7%	3.6%	4.7%	4.9%	1.0%	0.0%
Putnam Income Strategies
Portfolio	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.7%	16.9%	84.0%	100.0%

Percentages are based on net assets as of 2/29/20. Portfolio composition may vary over time. Due to rounding, percentages may not equal 100%.

Retirement Advantage Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information since fund inception on December 31, 2019 through February 29, 2020, the end of the first half of its initial fiscal period. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R6 shares are not available to all investors. See the Terms and definitions section in this report for definitions of the funds’ class R6 shares.

Fund performance Total return for period ended 2/29/20

Class R6
(12/31/19)
Net asset value
2060 Fund
Life of fund	–8.40%
2055 Fund
Life of fund	–8.20
2050 Fund
Life of fund	–7.70
2045 Fund
Life of fund	–7.20
2040 Fund
Life of fund	–6.60
2035 Fund
Life of fund	–5.50
2030 Fund
Life of fund	–4.20
2025 Fund
Life of fund	–1.70
2020 Fund
Life of fund	–1.00
Maturity Fund
Life of fund	–0.90

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Class R6 shares have no initial sales charge or CDSC.

The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

For a portion of the period, these funds had expense limitations, without which returns would have been lower.

8 Retirement Advantage Funds

Comparative index returns Total return for the period ended 2/29/20

Life of fund*
S&P Target Date To 2060 Index	–8.37%
S&P Target Date To 2055 Index	–8.40
S&P Target Date To 2050 Index	–8.15
S&P Target Date To 2045 Index	–7.99
S&P Target Date To 2040 Index	–7.21
S&P Target Date To 2035 Index	–6.02
S&P Target Date To 2030 Index	–4.71
S&P Target Date To 2025 Index	–3.33
S&P Target Date To 2020 Index	–1.81
S&P Target Date To Retirement	–1.31

* The inception date of Putnam Retirement Advantage Funds, inception date 12/31/19.

Fund price and distribution information For the life-of-fund period ended 2/29/20

Distributions	Class R6
2060 Fund
Share value	Net asset value
12/31/19*	$10.00
2/29/20	9.16
2055 Fund
Share value	Net asset value
12/31/19*	$10.00
2/29/20	9.18
2050 Fund
Share value	Net asset value
12/31/19*	$10.00
2/29/20	9.23
2045 Fund
Share value	Net asset value
12/31/19*	$10.00
2/29/20	9.28
2040 Fund
Share value	Net asset value
12/31/19*	$10.00
2/29/20	9.34
2035 Fund
Share value	Net asset value
12/31/19*	$10.00
2/29/20	9.45
2030 Fund
Share value	Net asset value
12/31/19*	$10.00
2/29/20	9.58
2025 Fund
Share value	Net asset value
12/31/19*	$10.00
2/29/20	9.83

Retirement Advantage Funds 9

Fund price and distribution information For the life-of-fund period ended 2/29/20 cont.

Distributions	Class R6
2020 Fund
Share value	Net asset value
12/31/19*	$10.00
2/29/20	9.90
Maturity Fund
Share value	Net asset value
12/31/19*	$10.00
2/29/20	9.91

The fund made no distributions during the period.

* Inception date of the fund.

Fund performance for most recent calendar quarter Total return for period ended 3/31/20

Class R6
(12/31/19)
Net asset value
2060 Fund
Life of fund	–20.90%
2055 Fund
Life of fund	–20.40
2050 Fund
Life of fund	–19.40
2045 Fund
Life of fund	–18.50
2040 Fund
Life of fund	–17.30
2035 Fund
Life of fund	–15.10
2030 Fund
Life of fund	–12.30
2025 Fund
Life of fund	–7.40
2020 Fund
Life of fund	–5.90
Maturity Fund
Life of fund	–5.80

See the discussion following the fund performance tables on page 8 for information about the calculation of fund performance.

10 Retirement Advantage Funds

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. During the period from the fund’s inception (12/31/19) through 2/29/20, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

Class R6
Putnam Retirement Advantage 2060 Fund
Estimated net expenses for the fiscal year ended 8/31/19*†	0.45%
Estimated total annual operating expenses for the fiscal year ended 8/31/19†	1.64%
Annualized expense ratio for the period from 12/31/19 (commencement of operations)
to 2/29/20#	–0.19%
Putnam Retirement Advantage 2055 Fund
Estimated net expenses for the fiscal year ended 8/31/19*†	0.45%
Estimated total annual operating expenses for the fiscal year ended 8/31/19†	1.64%
Annualized expense ratio for the period from 12/31/19 (commencement of operations)
to 2/29/20#	–0.18%
Putnam Retirement Advantage 2050 Fund
Estimated net expenses for the fiscal year ended 8/31/19*†	0.45%
Estimated total annual operating expenses for the fiscal year ended 8/31/19†	1.64%
Annualized expense ratio for the period from 12/31/19 (commencement of operations)
to 2/29/20#	–0.19%
Putnam Retirement Advantage 2045 Fund
Estimated net expenses for the fiscal year ended 8/31/19*†	0.45%
Estimated total annual operating expenses for the fiscal year ended 8/31/19†	1.63%
Annualized expense ratio for the period from 12/31/19 (commencement of operations)
to 2/29/20#	–0.20%
Putnam Retirement Advantage 2040 Fund
Estimated net expenses for the fiscal year ended 8/31/19*†	0.45%
Estimated total annual operating expenses for the fiscal year ended 8/31/19†	1.61%
Annualized expense ratio for the period from 12/31/19 (commencement of operations)
to 2/29/20#	–0.19%
Putnam Retirement Advantage 2035 Fund
Estimated net expenses for the fiscal year ended 8/31/19*†	0.45%
Estimated total annual operating expenses for the fiscal year ended 8/31/19†	1.38%
Annualized expense ratio for the period from 12/31/19 (commencement of operations)
to 2/29/20#	–0.15%
Putnam Retirement Advantage 2030 Fund
Estimated net expenses for the fiscal year ended 8/31/19*†	0.45%
Estimated total annual operating expenses for the fiscal year ended 8/31/19†	1.32%
Annualized expense ratio for the period from 12/31/19 (commencement of operations)
to 2/29/20#	–0.10%

Retirement Advantage Funds 11

Expense ratios cont.

Class R6
Putnam Retirement Advantage 2025 Fund
Estimated net expenses for the fiscal year ended 8/31/19*†	0.45%
Estimated total annual operating expenses for the fiscal year ended 8/31/19†	1.27%
Annualized expense ratio for the period from 12/31/19 (commencement of operations)
to 2/29/20#	–0.04%
Putnam Retirement Advantage 2020 Fund
Estimated net expenses for the fiscal year ended 8/31/19*†	0.45%
Estimated total annual operating expenses for the fiscal year ended 8/31/19†	1.00%
Annualized expense ratio for the period from 12/31/19 (commencement of operations)
to 2/29/20#	0.19%
Putnam Retirement Advantage Maturity Fund
Estimated net expenses for the fiscal year ended 8/31/19*†	0.45%
Estimated total annual operating expenses for the fiscal year ended 8/31/19†	0.95%
Annualized expense ratio for the period from 12/31/19 (commencement of operations)
to 2/29/20#	0.26%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund may invest (see table below), which are not included in financial highlights or annualized expense ratios.

Putnam Retirement Advantage 2060 Fund	0.62%
Putnam Retirement Advantage 2055 Fund	0.63%
Putnam Retirement Advantage 2050 Fund	0.64%
Putnam Retirement Advantage 2045 Fund	0.64%
Putnam Retirement Advantage 2040 Fund	0.63%
Putnam Retirement Advantage 2035 Fund	0.59%
Putnam Retirement Advantage 2030 Fund	0.54%
Putnam Retirement Advantage 2025 Fund	0.50%
Putnam Retirement Advantage 2020 Fund	0.24%
Putnam Retirement Advantage Maturity Fund	0.20%

* Reflects Putnam Management’s decision to contractually limit expenses through 12/31/22.

† Other expenses are based on estimated amounts for the current year.

# Excludes the expense ratio of the underlying Putnam mutual funds.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 12/31/19 (commencement of operations) to 2/29/20. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Class R6
Putnam Retirement Advantage 2060 Fund
Expenses paid per $1,000*†	$(0.30)
Ending value (after expenses)	$916.00
Putnam Retirement Advantage 2055 Fund
Expenses paid per $1,000*†	$(0.29)
Ending value (after expenses)	$918.00

12 Retirement Advantage Funds

Expenses per $1,000 cont.

Class R6
Putnam Retirement Advantage 2050 Fund
Expenses paid per $1,000*†	$(0.30)
Ending value (after expenses)	$923.00
Putnam Retirement Advantage 2045 Fund
Expenses paid per $1,000*†	$(0.32)
Ending value (after expenses)	$928.00
Putnam Retirement Advantage 2040 Fund
Expenses paid per $1,000*†	$(0.31)
Ending value (after expenses)	$934.00
Putnam Retirement Advantage 2035 Fund
Expenses paid per $1,000*†	$(0.24)
Ending value (after expenses)	$945.00
Putnam Retirement Advantage 2030 Fund
Expenses paid per $1,000*†	$(0.16)
Ending value (after expenses)	$958.00
Putnam Retirement Advantage 2025 Fund
Expenses paid per $1,000*†	$(0.07)
Ending value (after expenses)	$983.00
Putnam Retirement Advantage 2020 Fund
Expenses paid per $1,000*†	$0.32
Ending value (after expenses)	$990.00
Putnam Retirement Advantage Maturity Fund
Expenses paid per $1,000*†	$0.43
Ending value (after expenses)	$991.00

* Expenses are calculated using the fund’s annualized expense ratio for class R6 shares, which represents the ongoing expenses as a percentage of average net assets for the period from 12/31/19 (commencement of operations) to 2/29/20.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Retirement Advantage Funds 13

Estimate the expenses you paid

To estimate the expenses you paid for the period from 12/31/19 (commencement of operations) to 2/29/20, use the following calculation method. To find the value of your investment on 12/31/19 (commencement of operations), call Putnam at 1-800-225-1581.

14 Retirement Advantage Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the Retirement Advantage Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Class R6
Putnam Retirement Advantage 2060 Fund
Expenses paid per $1,000*†	$(0.32)
Ending value (after expenses)	$1,008.65
Putnam Retirement Advantage 2055 Fund
Expenses paid per $1,000*†	$(0.30)
Ending value (after expenses)	$1,008.63
Putnam Retirement Advantage 2050 Fund
Expenses paid per $1,000*†	$(0.32)
Ending value (after expenses)	$1,008.65
Putnam Retirement Advantage 2045 Fund
Expenses paid per $1,000*†	$(0.33)
Ending value (after expenses)	$1,008.67
Putnam Retirement Advantage 2040 Fund
Expenses paid per $1,000*†	$(0.32)
Ending value (after expenses)	$1,008.65
Putnam Retirement Advantage 2035 Fund
Expenses paid per $1,000*†	$(0.25)
Ending value (after expenses)	$1,008.58
Putnam Retirement Advantage 2030 Fund
Expenses paid per $1,000*†	$(0.17)
Ending value (after expenses)	$1,008.50
Putnam Retirement Advantage 2025 Fund
Expenses paid per $1,000*†	$(0.07)
Ending value (after expenses)	$1,008.40
Putnam Retirement Advantage 2020 Fund
Expenses paid per $1,000*†	$0.32
Ending value (after expenses)	$1,008.02
Putnam Retirement Advantage Maturity Fund
Expenses paid per $1,000*†	$0.44
Ending value (after expenses)	$1,007.90

* Expenses are calculated using the fund’s annualized expense ratio for class R6 shares, which represents the ongoing expenses as a percentage of average net assets for the period from 12/31/19 (commencement of operations) to 2/29/20.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Retirement Advantage Funds 15

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Our allocation of assets among permitted asset categories may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage and asset backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Convertible securities’ prices may be adversely affected by underlying common stock price changes. While convertible securities tend to provide higher yields than common stocks, the higher yield may not protect against the risk of loss or mitigate any loss associated with a convertible security’s price decline. Convertible securities are subject to credit risk. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

16 Retirement Advantage Funds

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV)  is the price, or value, of one share of a mutual fund, without a sales charge. Net asset values fluctuate with market conditions, and are calculated by dividing the net assets of the class of shares by the number of outstanding shares in the class.

Share class

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Retirement Advantage Funds 17

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the period from December 31, 2019 (commencement of operations) to June 30, 2020, will be available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain each fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of February 29, 2020, Putnam employees had approximately $449,000,000 and the Trustees had approximately $74,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

18 Retirement Advantage Funds

Trustee approval of management contract

General conclusions

In November 2019, the Putnam Funds’ Board of Trustees, which oversees the management of each Putnam fund, approved your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

The Board, with the assistance of its Contract Committee, which consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of The Putnam Funds (“Independent Trustees”), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its approval of your fund’s management contract and sub-management contract. In October and November, 2019, the Contract Committee and other committees of the Board met with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided and other information developed with the assistance of the Board’s independent counsel and independent staff. The Independent Trustees also took into consideration the Contract Committee’s review and consideration of the other Putnam funds’ management and sub-management contracts and related information over the course of several months leading up to their June 2019 meeting.

On November 21, 2019, the Contract Committee recommended, and on November 22, 2019, the Independent Trustees approved, your fund’s management and sub-management contracts. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the proposed fee schedule for your fund would represent reasonable compensation in light of the nature and quality of the services to be provided to the fund, the fees paid by competitive funds and the application of certain reductions and waivers noted below; and

• That the proposed fee schedule would represent an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at anticipated future asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

Management fee schedules and total expenses

The Trustees considered the proposed management fee schedule for your fund in light of the fund’s proposed investment program. The Trustees noted that the annual fee rate for each Putnam Retirement Advantage Fund, except for Putnam Retirement Advantage Maturity Fund, would decline as the number of years remaining until the date referenced in the fund’s name declined. The Trustees also focused on the competitiveness of your fund’s fee schedule in comparison to other Putnam funds and to market competitors.

In addition, the Trustees focused on the competitiveness of your fund’s projected total expense ratio. In order to support the effort to have fund expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations attempt to maintain competitive expense levels for the funds. At the time the Trustees approved your fund’s management and sub-management contracts, Putnam Management had agreed to reimburse all so-called “other expenses” of your fund (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses) through at least December 31, 2022. (Subsequently, the Trustees approved a modification to this arrangement whereby Putnam Management agreed to waive fees and/or reimburse expenses of your fund so that the

Retirement Advantage Fund 19

fund’s total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes, investment-related expenses, and extraordinary expenses) would equal 0.45% of the fund’s average net assets.) In addition, Putnam Management has also contractually agreed to reimburse your fund for acquired fund fees and expenses through at least December 31, 2022. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve your fund’s management and sub-management contracts.

The information examined by the Trustees in connection with their contract review for your fund included information regarding fees charged by Putnam Management to certain of their other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

Because your fund was not yet operational, the Trustees were not able to consider your fund’s performance before their initial approval of your fund’s management and sub-management contracts.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by the fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients.

Putnam Management may also receive benefits from payments that the fund makes to Putnam Management’s affiliates for investor or distribution services. In conjunction with the November 2019 initial review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s proposed investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its proposed distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the proposed fees to be paid by your fund to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the expected nature and quality of such services, the fees paid by competitive funds, and the expected costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

20 Retirement Advantage Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Retirement Advantage Funds 21

The funds’ portfolios 2/29/20 (Unaudited)

Putnam Retirement Advantage 2060 Fund	Shares	Value
Asset Allocation Funds (99.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,467	$16,583
Putnam Dynamic Asset Allocation Growth Fund Class P †††	299	4,676
Total Asset Allocation Funds (cost $23,421)		$21,259

Fixed Income Funds (0.6%)*
Putnam Short Term Investment Fund Class P †††	118	$118
Total Fixed Income Funds (cost $118)		$118

TOTAL INVESTMENTS
Total Investments (cost $23,539)		$21,377

* Percentages indicated are based on net assets of $21,381.

Putnam Retirement Advantage 2055 Fund	Shares	Value
Asset Allocation Funds (99.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,249	$25,409
Putnam Dynamic Asset Allocation Growth Fund Class P †††	971	15,189
Total Asset Allocation Funds (cost $44,633)		$40,598

Fixed Income Funds (0.6%)*
Putnam Short Term Investment Fund Class P †††	225	$225
Total Fixed Income Funds (cost $225)		$225

TOTAL INVESTMENTS
Total Investments (cost $44,858)		$40,823

* Percentages indicated are based on net assets of $40,830.

Putnam Retirement Advantage 2050 Fund	Shares	Value
Asset Allocation Funds (99.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	4,141	$46,798
Putnam Dynamic Asset Allocation Growth Fund Class P †††	4,743	74,232
Total Asset Allocation Funds (cost $132,447)		$121,030

Fixed Income Funds (0.5%)*
Putnam Short Term Investment Fund Class P †††	666	$666
Total Fixed Income Funds (cost $666)		$666

TOTAL INVESTMENTS
Total Investments (cost $133,113)		$121,696

* Percentages indicated are based on net assets of $121,715.

22 Retirement Advantage Funds

The funds’ portfolios 2/29/20 (Unaudited) cont.

Putnam Retirement Advantage 2045 Fund	Shares	Value
Asset Allocation Funds (98.9%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,722	$30,762
Putnam Dynamic Asset Allocation Growth Fund Class P †††	11,087	173,505
Total Asset Allocation Funds (cost $222,780)		$204,267

Fixed Income Funds (1.1%)*
Putnam Short Term Investment Fund Class P †††	2,253	$2,253
Total Fixed Income Funds (cost $2,253)		$2,253

TOTAL INVESTMENTS
Total Investments (cost $225,033)		$206,520

* Percentages indicated are based on net assets of $206,552.

Putnam Retirement Advantage 2040 Fund	Shares	Value
Asset Allocation Funds (97.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	827	$11,936
Putnam Dynamic Asset Allocation Growth Fund Class P †††	14,378	225,020
Total Asset Allocation Funds (cost $257,061)		$236,956

Fixed Income Funds (2.7%)*
Putnam Short Term Investment Fund Class P †††	6,591	$6,591
Total Fixed Income Funds (cost $6,591)		$6,591

TOTAL INVESTMENTS
Total Investments (cost $263,652)		$243,547

* Percentages indicated are based on net assets of $243,588.

Putnam Retirement Advantage 2035 Fund	Shares	Value
Asset Allocation Funds (96.3%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	11,700	$168,827
Putnam Dynamic Asset Allocation Growth Fund Class P †††	12,171	190,474
Total Asset Allocation Funds (cost $386,444)		$359,301

Fixed Income Funds (3.6%)*
Putnam Short Term Investment Fund Class P †††	13,599	$13,599
Total Fixed Income Funds (cost $13,599)		$13,599

TOTAL INVESTMENTS
Total Investments (cost $400,043)		$372,900

* Percentages indicated are based on net assets of $372,954.

Retirement Advantage Funds 23

The funds’ portfolios 2/29/20 (Unaudited) cont.

Putnam Retirement Advantage 2030 Fund	Shares	Value
Income Strategies Portfolios (1.7%)*
Putnam Income Strategies Portfolio †††	681	$6,752
Total Income Strategies Portfolios (cost $6,886)		$6,752

Asset Allocation Funds (93.7%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	26,105	$376,694
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	430	4,649
Total Asset Allocation Funds (cost $404,595)		$381,343

Fixed Income Funds (4.7%)*
Putnam Short Term Investment Fund Class P †††	18,937	$18,937
Total Fixed Income Funds (cost $18,937)		$18,937

TOTAL INVESTMENTS
Total Investments (cost $430,418)		$407,032

* Percentages indicated are based on net assets of $407,075.

Putnam Retirement Advantage 2025 Fund	Shares	Value
Income Strategies Portfolios (16.9%)*
Putnam Income Strategies Portfolio †††	6,304	$62,476
Total Income Strategies Portfolios (cost $63,691)		$62,476

Asset Allocation Funds (78.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	7,525	$108,580
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	16,739	180,946
Total Asset Allocation Funds (cost $299,746)		$289,526

Fixed Income Funds (4.9%)*
Putnam Short Term Investment Fund Class P †††	18,312	$18,312
Total Fixed Income Funds (cost $18,312)		$18,312

TOTAL INVESTMENTS
Total Investments (cost $381,749)		$370,314

* Percentages indicated are based on net assets of $370,339.

24 Retirement Advantage Funds

The funds’ portfolios 2/29/20 (Unaudited) cont.

Putnam Retirement Advantage 2020 Fund	Shares	Value
Income Strategies Portfolios (84.0%)*
Putnam Income Strategies Portfolio †††	16,809	$166,580
		$166,580
Total Income Strategies Portfolios (cost $169,822)

Asset Allocation Funds (15.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	436	$6,294
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	2,171	23,464
Total Asset Allocation Funds (cost $30,613)		$29,758

Fixed Income Funds (1.0%)*
Putnam Short Term Investment Fund Class P †††	2,027	$2,027
Total Fixed Income Funds (cost $2,027)		$2,027

TOTAL INVESTMENTS
Total Investments (cost $202,462)		$198,365

* Percentages indicated are based on net assets of $198,334.

Putnam Retirement Advantage Maturity Fund	Shares	Value
Income Strategies Portfolios (100.0%)*
Putnam Income Strategies Portfolio †††	5,598	$55,474
Total Income Strategies Portfolios (cost $56,445)		$55,474

TOTAL INVESTMENTS
Total Investments (cost $56,445)		$55,474

* Percentages indicated are based on net assets of $55,462.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of each fund’s reporting period, which ran from December 31, 2019 (commencement of operations) through February 29, 2020 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

Retirement Advantage Funds 25

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
Putnam Retirement Advantage
2060 Fund	$21,377	$—	$—	$21,377
Putnam Retirement Advantage
2055 Fund	40,823	—	—	40,823
Putnam Retirement Advantage
2050 Fund	121,696	—	—	121,696
Putnam Retirement Advantage
2045 Fund	206,520	—	—	206,520
Putnam Retirement Advantage
2040 Fund	243,547	—	—	243,547
Putnam Retirement Advantage
2035 Fund	372,900	—	—	372,900
Putnam Retirement Advantage
2030 Fund	407,032	—	—	407,032
Putnam Retirement Advantage
2025 Fund	370,314	—	—	370,314
Putnam Retirement Advantage
2020 Fund	198,365	—	—	198,365
Putnam Retirement Advantage
Maturity Fund	55,474	—	—	55,474

The accompanying notes are an integral part of these financial statements.

26 Retirement Advantage Funds

Statement of assets and liabilities 2/29/20 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement	Retirement	Retirement	Retirement	Retirement
	Advantage	Advantage	Advantage	Advantage	Advantage
ASSETS	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$21,377	$40,823	$121,696	$206,520	$243,547
Receivable for income distributions
from underlying Putnam Fund shares	—	—	—	2	5
Unamortized offering costs (Note 1)	35,501	35,501	35,501	35,501	35,501
Receivable from Manager (Note 2)	8,405	9,184	12,057	15,251	16,570
Total assets	65,283	85,508	169,254	257,274	295,623

LIABILITIES
Payable to custodian	5	6	11	16	18
Payable for investments purchased	—	—	1	2	—
Payable for investor servicing
fees (Note 2)	1	2	5	9	10
Payable for reports to shareholders	266	425	1,011	1,663	1,932
Payable for auditing and tax fee	1,008	1,611	3,830	6,299	7,320
Payable for offering costs (Note 1)	42,601	42,601	42,601	42,601	42,601
Other accrued expenses	21	33	80	132	154
Total liabilities	43,902	44,678	47,539	50,722	52,035

Net assets	$21,381	$40,830	$121,715	$206,552	$243,588

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$23,538	$44,857	$133,081	$225,030	$263,569
Total distributable earnings (Note 1)	(2,157)	(4,027)	(11,366)	(18,478)	(19,981)
Total — Representing net assets
applicable to capital outstanding	$21,381	$40,830	$121,715	$206,552	$243,588

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$21,381	$40,830	$121,715	$206,552	$243,588
Number of shares outstanding	2,335	4,446	13,182	22,251	26,075
Net asset value, offering price
and redemption value	$9.16	$9.18	$9.23	$9.28	$9.34
Cost of investments (Note 1)	$23,539	$44,858	$133,113	$225,033	$263,652

Retirement Advantage Funds 27

Statement of assets and liabilities 2/29/20 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement	Retirement	Retirement	Retirement	Retirement
	Advantage	Advantage	Advantage	Advantage	Advantage
ASSETS	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Maturity Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$372,900	$407,032	$370,314	$198,365	$55,474
Receivable for income distributions
from underlying Putnam Fund shares	10	14	13	1	—
Unamortized offering costs (Note 1)	35,501	35,501	35,501	35,501	35,501
Receivable from Manager (Note 2)	21,778	22,507	20,615	14,534	9,505
Total assets	430,189	465,054	426,443	248,401	100,480

LIABILITIES
Payable to custodian	27	27	23	13	6
Payable for investments purchased	—	—	—	2	—
Payable for investor servicing
fees (Note 2)	16	17	15	8	3
Payable for reports to shareholders	2,998	3,150	2,767	1,529	495
Payable for auditing and tax fee	11,354	11,932	10,479	5,792	1,876
Payable for offering costs (Note 1)	42,601	42,601	42,601	42,601	42,601
Other accrued expenses	239	252	219	122	37
Total liabilities	57,235	57,979	56,104	50,067	45,018

Net assets	$372,954	$407,075	$370,339	$198,334	$55,462

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$399,843	$430,257	$381,386	$202,410	$56,445
Total distributable earnings (Note 1)	(26,889)	(23,182)	(11,047)	(4,076)	(983)
Total — Representing net assets
applicable to capital outstanding	$372,954	$407,075	$370,339	$198,334	$55,462

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$372,954	$407,075	$370,339	$198,334	$55,462
Number of shares outstanding	39,483	42,488	37,684	20,035	5,598
Net asset value, offering price
and redemption value	$9.45	$9.58	$9.83	$9.90	$9.91
Cost of investments (Note 1)	$400,043	$430,418	$381,749	$202,462	$56,445

The accompanying notes are an integral part of these financial statements.

28 Retirement Advantage Funds

Statement of operations For the period 12/31/19 (commencement of operations) to 2/29/20 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement	Retirement	Retirement	Retirement	Retirement
	Advantage	Advantage	Advantage	Advantage	Advantage
INVESTMENT INCOME	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$—	$—	$1	$2	$7

EXPENSES
Compensation of Manager (Note 2)	12	19	45	72	82
Investor servicing fees (Note 2)	1	2	5	9	10
Auditing and tax fees	1,008	1,611	3,830	6,299	7,320
Reports to shareholders	266	425	1,011	1,663	1,932
Amortization of offering costs (Note 1)	7,100	7,100	7,100	7,100	7,100
Other	20	32	80	131	154
Fees waived and reimbursed
by Manager (Note 2)	(8,412)	(9,197)	(12,090)	(15,307)	(16,634)
Total expenses	(5)	(8)	(19)	(33)	(36)

Net investment income	5	8	20	35	43

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	—	—	31	—	81
Total net realized gain	—	—	31	—	81
Change in net unrealized depreciation on:
Underlying Putnam Fund shares	(2,162)	(4,035)	(11,417)	(18,513)	(20,105)
Total change in net
unrealized depreciation	(2,162)	(4,035)	(11,417)	(18,513)	(20,105)

Net loss on investments	(2,162)	(4,035)	(11,386)	(18,513)	(20,024)

Net decrease in net assets resulting
from operations	$(2,157)	$(4,027)	$(11,366)	$(18,478)	$(19,981)

Retirement Advantage Funds 29

Statement of operations For the period 12/31/19 (commencement of operations) to 2/29/20 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement	Retirement	Retirement	Retirement	Retirement
	Advantage	Advantage	Advantage	Advantage	Advantage
INVESTMENT INCOME	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Maturity Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$14	$28	$377	$51	$—

EXPENSES
Compensation of Manager (Note 2)	123	127	108	58	18
Investor servicing fees (Note 2)	16	17	15	8	3
Auditing and tax fees	11,354	11,932	10,479	5,792	1,876
Reports to shareholders	2,998	3,150	2,767	1,529	495
Amortization of offering costs	7,100	7,100	7,100	7,100	7,100
Other	239	250	220	122	37
Fees waived and reimbursed
by Manager (Note 2)	(21,875)	(22,607)	(20,700)	(14,579)	(9,517)
Total expenses	(45)	(31)	(11)	30	12

Net investment income	59	59	388	21	(12)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	195	145	—	—	—
Total net realized gain	195	145	—	—	—
Change in net unrealized depreciation on:
Underlying Putnam Fund shares	(27,143)	(23,386)	(11,435)	(4,097)	(971)
Total change in net depreciation	(27,143)	(23,386)	(11,435)	(4,097)	(971)

Net loss on investments	(26,948)	(23,241)	(11,435)	(4,097)	(971)

Net decrease in net assets resulting
from operations	$(26,889)	$(23,182)	$(11,047)	$(4,076)	$(983)

The accompanying notes are an integral part of these financial statements.

30 Retirement Advantage Funds

Statement of changes in net assets

For the period 12/31/19
Putnam Retirement Advantage 2060 Fund —	(commencement of
INCREASE IN NET ASSETS	operations) to 2/29/20*
Operations
Net investment income	$5
Net realized gain on sale of underlying Putnam Fund shares	—
Net unrealized depreciation of underlying Putnam Fund shares	(2,162)
Net decrease in net assets resulting from operations	(2,157)
Increase from capital share transactions (Note 4)	13,538
Total increase in net assets	11,381

NET ASSETS
Beginning of period (Note 6)	10,000
End of period	$21,381

* Unaudited

For the period 12/31/19
Putnam Retirement Advantage 2055 Fund —	(commencement of
INCREASE IN NET ASSETS	operations) to 2/29/20*
Operations
Net investment income	$8
Net realized gain on sale of underlying Putnam Fund shares	—
Net unrealized depreciation of underlying Putnam Fund shares	(4,035)
Net decrease in net assets resulting from operations	(4,027)
Increase from capital share transactions (Note 4)	34,857
Total increase in net assets	30,830

NET ASSETS
Beginning of period (Note 6)	10,000
End of period	$40,830

* Unaudited

For the period 12/31/19
Putnam Retirement Advantage 2050 Fund —	(commencement of
INCREASE IN NET ASSETS	operations) to 2/29/20*
Operations
Net investment income	$20
Net realized gain on sale of underlying Putnam Fund shares	31
Net unrealized depreciation of underlying Putnam Fund shares	(11,417)
Net decrease in net assets resulting from operations	(11,366)
Increase from capital share transactions (Note 4)	123,081
Total increase in net assets	111,715

NET ASSETS
Beginning of period (Note 6)	10,000
End of period	$121,715

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 31

Statement of changes in net assets cont.

For the period 12/31/19
Putnam Retirement Advantage 2045 Fund —	(commencement of
INCREASE IN NET ASSETS	operations) to 2/29/20*
Operations
Net investment income	$35
Net realized gain on sale of underlying Putnam Fund shares	—
Net unrealized depreciation of underlying Putnam Fund shares	(18,513)
Net decrease in net assets resulting from operations	(18,478)
Increase from capital share transactions (Note 4)	215,030
Total increase in net assets	196,552

NET ASSETS
Beginning of period (Note 6)	10,000
End of period	$206,552

* Unaudited

For the period 12/31/19
Putnam Retirement Advantage 2040 Fund —	(commencement of
INCREASE IN NET ASSETS	operations) to 2/29/20*
Operations
Net investment income	$43
Net realized gain on sale of underlying Putnam Fund shares	81
Net unrealized depreciation of underlying Putnam Fund shares	(20,105)
Net decrease in net assets resulting from operations	(19,981)
Increase from capital share transactions (Note 4)	253,569
Total increase in net assets	233,588

NET ASSETS
Beginning of period (Note 6)	10,000
End of period	$243,588

* Unaudited

For the period 12/31/19
Putnam Retirement Advantage 2035 Fund —	(commencement of
INCREASE IN NET ASSETS	operations) to 2/29/20*
Operations
Net investment income	$59
Net realized gain on sale of underlying Putnam Fund shares	195
Net unrealized depreciation of underlying Putnam Fund shares	(27,143)
Net decrease in net assets resulting from operations	(26,889)
Increase from capital share transactions (Note 4)	389,843
Total increase in net assets	362,954

NET ASSETS
Beginning of period (Note 6)	10,000
End of period	$372,954

* Unaudited

The accompanying notes are an integral part of these financial statements.

32 Retirement Advantage Funds

Statement of changes in net assets cont.

For the period 12/31/19
Putnam Retirement Advantage 2030 Fund —	(commencement of
INCREASE IN NET ASSETS	operations) to 2/29/20*
Operations
Net investment income	$59
Net realized gain on sale of underlying Putnam Fund shares	145
Net unrealized depreciation of underlying Putnam Fund shares	(23,386)
Net decrease in net assets resulting from operations	(23,182)
Increase from capital share transactions (Note 4)	420,257
Total increase in net assets	397,075

NET ASSETS
Beginning of period (Note 6)	10,000
End of period	$407,075

* Unaudited

For the period 12/31/19
Putnam Retirement Advantage 2025 Fund —	(commencement of
INCREASE IN NET ASSETS	operations) to 2/29/20*
Operations
Net investment income	$388
Net realized gain on sale of underlying Putnam Fund shares	—
Net unrealized depreciation of underlying Putnam Fund shares	(11,435)
Net decrease in net assets resulting from operations	(11,047)
Increase from capital share transactions (Note 4)	371,386
Total increase in net assets	360,339

NET ASSETS
Beginning of period (Note 6)	10,000
End of period	$370,339

* Unaudited

For the period 12/31/19
Putnam Retirement Advantage 2020 Fund —	(commencement of
INCREASE IN NET ASSETS	operations) to 2/29/20*
Operations
Net investment income	$21
Net realized gain on sale of underlying Putnam Fund shares	—
Net unrealized depreciation of underlying Putnam Fund shares	(4,097)
Net decrease in net assets resulting from operations	(4,076)
Increase from capital share transactions (Note 4)	192,410
Total increase in net assets	188,334

NET ASSETS
Beginning of period (Note 6)	10,000
End of period	$198,334

* Unaudited

The accompanying notes are an integral part of these financial statements.

Retirement Advantage Funds 33

Statement of changes in net assets cont.

For the period 12/31/19
Putnam Retirement Advantage Maturity Fund —	(commencement of
INCREASE IN NET ASSETS	operations) to 2/29/20*
Operations
Net investment loss	$(12)
Net realized gain on sale of underlying Putnam Fund shares	—
Net unrealized depreciation of underlying Putnam Fund shares	(971)
Net decrease in net assets resulting from operations	(983)
Increase from capital share transactions (Note 4)	46,445
Total increase in net assets	45,462

NET ASSETS
Beginning of period (Note 6)	10,000
End of period	$55,462

* Unaudited

The accompanying notes are an integral part of these financial statements.

34 Retirement Advantage Funds

This page left blank intentionally.

Retirement Advantage Funds 35

Financial highlights (For a common share outstanding throughout the period)

Putnam Retirement Advantage 2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from		Net asset		Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	Total	value, end	Total return at net	end of period	to average net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	on investments	operations	distributions	of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class R6
February 29, 2020†**	$10.00	—[f]	(.84)	(.84)	—	$9.16	(8.40)*	$21	(.03)*	.03*	—*

Putnam Retirement Advantage 2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from		Net asset		Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	Total	value, end	Total return at net	end of period	to average net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	on investments	operations	distributions	of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class R6
February 29, 2020†**	$10.00	—[f]	(.82)	(.82)	—	$9.18	(8.20)*	$41	(.03)*	.03*	—*

Putnam Retirement Advantage 2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from		Net asset		Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	Total	value, end	Total return at net	end of period	to average net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	on investments	operations	distributions	of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class R6
February 29, 2020†**	$10.00	—[f]	(.77)	(.77)	—	$9.23	(7.70)*	$122	(.03)*	.03*	1*

Putnam Retirement Advantage 2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from		Net asset		Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	Total	value, end	Total return at net	end of period	to average net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	on investments	operations	distributions	of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class R6
February 29, 2020†**	$10.00	—[f]	(.72)	(.72)	—	$9.28	(7.20)*	$207	(.03)*	.04*	— *

Putnam Retirement Advantage 2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from		Net asset		Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	Total	value, end	Total return at net	end of period	to average net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	on investments	operations	distributions	of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class R6
February 29, 2020†**	$10.00	—[f]	(.66)	(.66)	—	$9.34	(6.60)*	$244	(.03)*	.04*	2*

See page 40 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

36 Retirement Advantage Funds	Retirement Advantage Funds 37

Financial highlights (For a common share outstanding throughout the period) cont.

Putnam Retirement Advantage 2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from		Net asset		Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	Total	value, end	Total return at net	end of period	to average net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	on investments	operations	distributions	of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class R6
February 29, 2020†**	$10.00	—[f]	(.55)	(.55)	—	$9.45	(5.50)*	$373	(.03)*	.03*	4*

Putnam Retirement Advantage 2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from		Net asset		Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	Total	value, end	Total return at net	end of period	to average net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	on investments	operations	distributions	of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class R6
February 29, 2020†**	$10.00	—[f]	(.42)	(.42)	—	$9.58	(4.20)*	$407	(.02)*	.03*	2*

Putnam Retirement Advantage 2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from		Net asset		Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	Total	value, end	Total return at net	end of period	to average net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	on investments	operations	distributions	of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class R6
February 29, 2020†**	$10.00	.02	(.19)	(.17)	—	$9.83	(1.70)*	$370	(.01)*	.24*	—*

Putnam Retirement Advantage 2020 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from		Net asset		Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	Total	value, end	Total return at net	end of period	to average net assets	(loss) to average	Portfolio
Period ended	of period	income (loss)[a,b]	on investments	operations	distributions	of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class R6
February 29, 2020†**	$10.00	—[f]	(.10)	(.10)	—	$9.90	(1.00)*	$198	.03*	.02*	—*

Putnam Retirement Advantage Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS			RATIOS AND SUPPLEMENTAL DATA
			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from		Net asset		Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss)	investment	Total	value, end	Total return at net	end of period	to average net assets	(loss) to average	Portfolio
Period ended	of period	income (loss) [a,b]	on investments	operations	distributions	of period	asset value (%)[c]	(in thousands)	(%)[d,e]	net assets (%)[b,e]	turnover (%)
Class R6
February 29, 2020†**	$10.00	—[f]	(.09)	(.09)	—	$9.91	(.90)*	$55	.04*	(.04)*	—*

See page 40 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

38 Retirement Advantage Funds	Retirement Advantage Funds 39

Financial highlights (For a common share outstanding throughout the period) cont.

* Not annualized.

** Unaudited.

† For the period December 31, 2019 (commencement of operations) to February 29, 2020.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

2/29/20
Putnam Retirement Advantage 2060 Fund	52.02%
Putnam Retirement Advantage 2055 Fund	35.60
Putnam Retirement Advantage 2050 Fund	19.68
Putnam Retirement Advantage 2045 Fund	15.15
Putnam Retirement Advantage 2040 Fund	14.51
Putnam Retirement Advantage 2035 Fund	12.30
Putnam Retirement Advantage 2030 Fund	12.10
Putnam Retirement Advantage 2025 Fund	12.62
Putnam Retirement Advantage 2020 Fund	15.69
Putnam Retirement Advantage Maturity Fund	31.63

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

40 Retirement Advantage Funds

Notes to financial statements 2/29/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, each fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from December 31, 2019 (commencement of operations) through February 29, 2020.

Each of the Putnam Retirement Advantage Funds: Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2020 Fund, and Putnam Retirement Advantage Maturity Fund (“Maturity Fund”) (collectively, the “Retirement Advantage Funds”) is a diversified series of Putnam Target Date Funds (the “Trust”) (Prior to December 2, 2019, the Trust was known as Putnam RetirementReady® Funds), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except Putnam Retirement Advantage Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam Retirement Advantage Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2020. The tenth fund is named Putnam Retirement Advantage Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Putnam Advantage Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam Retirement Advantage Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of February 29, 2020, each fund may invest in the following diversified funds: Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund, Putnam Income Strategies Portfolio and Putnam Short Term Investment Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund began offering class R6 shares on December 31, 2019. Class R6 shares, which are sold at net asset value, are not subject to a contingent deferred sales charge, do not bear a distribution fee and bear an investor servicing fee, which is identified in Note 2. Class R6 shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Retirement Advantage Funds 41

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

42 Retirement Advantage Funds

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis, resulting in gross unrealized appreciation and depreciation were as follows:

			Net unrealized	Cost for
	Unrealized	Unrealized	appreciation/	federal income
	appreciation	(depreciation)	(depreciation)	tax purposes
Putnam Retirement Advantage 2060 Fund	$—	$(2,162)	$(2,162)	$23,539
Putnam Retirement Advantage 2055 Fund	—	(4,035)	(4,035)	44,858
Putnam Retirement Advantage 2050 Fund	—	(11,417)	(11,417)	133,113
Putnam Retirement Advantage 2045 Fund	—	(18,513)	(18,513)	225,033
Putnam Retirement Advantage 2040 Fund	—	(20,105)	(20,105)	263,652
Putnam Retirement Advantage 2035 Fund	—	(27,143)	(27,143)	400,043
Putnam Retirement Advantage 2030 Fund	—	(23,386)	(23,386)	430,418
Putnam Retirement Advantage 2025 Fund	—	(11,435)	(11,435)	381,749
Putnam Retirement Advantage 2020 Fund	—	(4,097)	(4,097)	202,462
Putnam Retirement Advantage
Maturity Fund	—	(971)	(971)	56,445

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam Retirement Advantage Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $42,601 per fund are being fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Retirement Advantage Funds 43

Note 2: Management fee, administrative services and other transactions

Under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Putnam Retirement Advantage Maturity Fund, the annual rate is 0.36%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

Annual Rate
Putnam Retirement Advantage 2060 Fund	0.45%
Putnam Retirement Advantage 2055 Fund	0.44%
Putnam Retirement Advantage 2050 Fund	0.43%
Putnam Retirement Advantage 2045 Fund	0.42%
Putnam Retirement Advantage 2040 Fund	0.41%
Putnam Retirement Advantage 2035 Fund	0.40%
Putnam Retirement Advantage 2030 Fund	0.39%
Putnam Retirement Advantage 2025 Fund	0.38%
Putnam Retirement Advantage 2020 Fund	0.37%
Putnam Retirement Advantage Maturity Fund	0.36%

Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least December 31, 2022 in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Putnam Retirement Advantage 2060 Fund	$17
Putnam Retirement Advantage 2055 Fund	27
Putnam Retirement Advantage 2050 Fund	65
Putnam Retirement Advantage 2045 Fund	108
Putnam Retirement Advantage 2040 Fund	124
Putnam Retirement Advantage 2035 Fund	181
Putnam Retirement Advantage 2030 Fund	173
Putnam Retirement Advantage 2025 Fund	137
Putnam Retirement Advantage 2020 Fund	40
Putnam Retirement Advantage Maturity Fund	10

44 Retirement Advantage Funds

In addition, Putnam Management has contractually agreed to waive fees and/or reimburse expenses of the class R6 shares of each fund through at least December 31, 2022 in an amount sufficient to result in total annual fund operating expenses for the fund’s class R6 shares (exclusive of brokerage, interest, taxes, investment-related expenses, and extraordinary expenses) that equal 0.45% of the fund’s average net assets attributable to class R6 shares. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Putnam Retirement Advantage 2060 Fund	$8,395
Putnam Retirement Advantage 2055 Fund	9,170
Putnam Retirement Advantage 2050 Fund	12,025
Putnam Retirement Advantage 2045 Fund	15,199
Putnam Retirement Advantage 2040 Fund	16,510
Putnam Retirement Advantage 2035 Fund	21,694
Putnam Retirement Advantage 2030 Fund	22,434
Putnam Retirement Advantage 2025 Fund	20,563
Putnam Retirement Advantage 2020 Fund	14,539
Putnam Retirement Advantage Maturity Fund	9,507

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the funds managed by PIL.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund and received fees for investor servicing. Class R6 shares will pay a monthly fee for investor servicing based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class R6 shares related to investor servicing fees for each fund were as follows:

Putnam Retirement Advantage 2060 Fund	$1
Putnam Retirement Advantage 2055 Fund	2
Putnam Retirement Advantage 2050 Fund	5
Putnam Retirement Advantage 2045 Fund	9
Putnam Retirement Advantage 2040 Fund	10
Putnam Retirement Advantage 2035 Fund	16
Putnam Retirement Advantage 2030 Fund	17
Putnam Retirement Advantage 2025 Fund	15
Putnam Retirement Advantage 2020 Fund	8
Putnam Retirement Advantage Maturity Fund	3

The fund has not adopted a distribution plan pursuant to Rule 12b–1 under the Investment Company Act of 1940.

Retirement Advantage Funds 45

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
Putnam Retirement Advantage 2060 Fund	$23,539	$—
Putnam Retirement Advantage 2055 Fund	44,858	—
Putnam Retirement Advantage 2050 Fund	134,301	1,219
Putnam Retirement Advantage 2045 Fund	225,033	—
Putnam Retirement Advantage 2040 Fund	266,689	3,118
Putnam Retirement Advantage 2035 Fund	411,257	11,409
Putnam Retirement Advantage 2030 Fund	437,686	7,413
Putnam Retirement Advantage 2025 Fund	381,749	—
Putnam Retirement Advantage 2020 Fund	202,462	—
Putnam Retirement Advantage Maturity Fund	56,445	—

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

Putnam Retirement Advantage 2060 Fund

	FROM 12/31/19 (COMMENCEMENT OF
	OPERATIONS) TO 2/29/20
Class R6	Shares	Amount
Shares sold	1,335	$13,538
Shares issued in connection with reinvestment of distributions	—	—
	1,335	13,538
Shares repurchased	—	—
Net increase	1,335	$13,538

Putnam Retirement Advantage 2055 Fund
	FROM 12/31/19 (COMMENCEMENT OF
	OPERATIONS) TO 2/29/20
Class R6	Shares	Amount
Shares sold	3,446	$34,857
Shares issued in connection with reinvestment of distributions	—	—
	3,446	34,857
Shares repurchased	—	—
Net increase	3,446	$34,857

46 Retirement Advantage Funds

Putnam Retirement Advantage 2050 Fund
	FROM 12/31/19 (COMMENCEMENT OF
	OPERATIONS) TO 2/29/20
Class R6	Shares	Amount
Shares sold	12,301	$124,301
Shares issued in connection with reinvestment of distributions	—	—
	12,301	124,301
Shares repurchased	(119)	(1,220)
Net increase	12,182	$123,081

Putnam Retirement Advantage 2045 Fund
	FROM 12/31/19 (COMMENCEMENT OF
	OPERATIONS) TO 2/29/20
Class R6	Shares	Amount
Shares sold	21,251	$215,030
Shares issued in connection with reinvestment of distributions	—	—
	21,251	215,030
Shares repurchased	—	—
Net increase	21,251	$215,030

Putnam Retirement Advantage 2040 Fund
	FROM 12/31/19 (COMMENCEMENT OF
	OPERATIONS) TO 2/29/20
Class R6	Shares	Amount
Shares sold	25,379	$256,687
Shares issued in connection with reinvestment of distributions	—	—
	25,379	256,687
Shares repurchased	(304)	(3,118)
Net increase	25,075	$253,569

Putnam Retirement Advantage 2035 Fund
	FROM 12/31/19 (COMMENCEMENT OF
	OPERATIONS) TO 2/29/20
Class R6	Shares	Amount
Shares sold	39,597	$401,253
Shares issued in connection with reinvestment of distributions	—	—
	39,597	401,253
Shares repurchased	(1,114)	(11,410)
Net increase	38,483	$389,843

Retirement Advantage Funds 47

Putnam Retirement Advantage 2030 Fund
	FROM 12/31/19 (COMMENCEMENT OF
	OPERATIONS) TO 2/29/20
Class R6	Shares	Amount
Shares sold	42,210	$427,671
Shares issued in connection with reinvestment of distributions	—	—
	42,210	427,671
Shares repurchased	(722)	(7,414)
Net increase	41,488	$420,257

Putnam Retirement Advantage 2025 Fund
	FROM 12/31/19 (COMMENCEMENT OF
	OPERATIONS) TO 2/29/20
Class R6	Shares	Amount
Shares sold	36,684	$371,386
Shares issued in connection with reinvestment of distributions	—	—
	36,684	371,386
Shares repurchased	—	—
Net increase	36,684	$371,386

Putnam Retirement Advantage 2020 Fund
	FROM 12/31/19 (COMMENCEMENT OF
	OPERATIONS) TO 2/29/20
Class R6	Shares	Amount
Shares sold	19,035	$192,410
Shares issued in connection with reinvestment of distributions	—	—
	19,035	192,410
Shares repurchased	—	—
Net increase	19,035	$192,410

Putnam Retirement Advantage Maturity Fund
	FROM 12/31/19 (COMMENCEMENT OF
	OPERATIONS) TO 2/29/20
Class R6	Shares	Amount
Shares sold	4,598	$46,445
Shares issued in connection with reinvestment of distributions	—	—
	4,598	46,445
Shares repurchased	—	—
Net increase	4,598	$46,445

48 Retirement Advantage Funds

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
Putnam Retirement Advantage 2060 Fund class R6	1,000	42.8%	$9,160
Putnam Retirement Advantage 2055 Fund class R6	1,000	22.5	9,180
Putnam Retirement Advantage 2050 Fund class R6	1,000	7.6	9,230
Putnam Retirement Advantage 2045 Fund class R6	1,000	4.5	9,280
Putnam Retirement Advantage 2040 Fund class R6	1,000	3.8	9,340
Putnam Retirement Advantage 2035 Fund class R6	1,000	2.5	9,450
Putnam Retirement Advantage 2030 Fund class R6	1,000	2.4	9,580
Putnam Retirement Advantage 2025 Fund class R6	1,000	2.7	9,830
Putnam Retirement Advantage 2020 Fund class R6	1,000	5.0	9,900
Putnam Retirement Advantage Maturity Fund
class R6	1,000	17.9	9,910

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

Putnam Retirement Advantage 2060 Fund	57.2%
Putnam Retirement Advantage 2055 Fund	77.5
Putnam Retirement Advantage 2050 Fund	92.4
Putnam Retirement Advantage 2045 Fund	95.5
Putnam Retirement Advantage 2040 Fund	96.2
Putnam Retirement Advantage 2035 Fund	97.5
Putnam Retirement Advantage 2030 Fund	97.6
Putnam Retirement Advantage 2025 Fund	97.3
Putnam Retirement Advantage 2020 Fund	95.0
Putnam Retirement Advantage Maturity Fund	82.1

Retirement Advantage Funds 49

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

Putnam Retirement Advantage 2060 Fund
	Fair value as of					Change in
	12/31/19					unrealized	Shares
	(commencement	Purchase	Sale	Investment	Realized	appreciation	outstanding	Fair value
Affiliates	of operations)	cost	proceeds	income	gain (loss)	(depreciation)	as of 2/29/20	as of 2/29/20
Putnam Dynamic Asset Allocation
Equity Fund Class P	$—	$18,360	$—	$—	$—	$(1,777)	1,467	$16,583
Putnam Dynamic Asset Allocation
Growth Fund Class P	—	5,061	—	—	—	(385)	299	4,676
Putnam Short Term Investment Fund
Class P	—	118	—	—	—	—	118	118
Totals	$—	$23,539	$—	$—	$—	$(2,162)		$21,377

Putnam Retirement Advantage 2055 Fund
	Fair value as of					Change in
	12/31/19					unrealized	Shares
	(commencement	Purchase	Sale	Investment	Realized	appreciation	outstanding	Fair value
Affiliates	of operations)	cost	proceeds	income	gain (loss)	(depreciation)	as of 2/29/20	as of 2/29/20
Putnam Dynamic Asset Allocation
Equity Fund Class P	$—	$28,170	$—	$—	$—	$(2,761)	2,249	$25,409
Putnam Dynamic Asset Allocation
Growth Fund Class P	—	16,463	—	—	—	(1,274)	971	15,189
Putnam Short Term Investment Fund
Class P	—	225	—	—	—	—	225	225
Totals	$—	$44,858	$—	$—	$—	$(4,035)		$40,823

Putnam Retirement Advantage 2050 Fund
	Fair value as of					Change in
	12/31/19					unrealized	Shares
	(commencement	Purchase	Sale	Investment	Realized	appreciation	outstanding	Fair value
Affiliates	of operations)	cost	proceeds	income	gain (loss)	(depreciation)	as of 2/29/20	as of 2/29/20
Putnam Dynamic Asset Allocation
Equity Fund Class P	$—	$52,377	$476	$—	$14	$(5,117)	4,141	$46,798
Putnam Dynamic Asset Allocation
Growth Fund Class P	—	81,252	737	—	17	(6,300)	4,743	74,232
Putnam Short Term Investment Fund
Class P	—	672	6	1	—	—	666	666
Totals	$—	$134,301	$1,219	$1	$31	$(11,417)		$121,696

50 Retirement Advantage Funds	Retirement Advantage Funds 51

Putnam Retirement Advantage 2045 Fund
	Fair value as of					Change in
	12/31/19					unrealized	Shares
	(commencement	Purchase	Sale	Investment	Realized	appreciation	outstanding	Fair value
Affiliates	of operations)	cost	proceeds	income	gain (loss)	(depreciation)	as of 2/29/20	as of 2/29/20
Putnam Dynamic Asset Allocation
Equity Fund Class P	$—	$34,205	$—	$—	$—	$(3,443)	2,722	$30,762
Putnam Dynamic Asset Allocation
Growth Fund Class P	—	188,575	—	—	—	(15,070)	11,087	173,505
Putnam Short Term Investment Fund
Class P	—	2,253	—	2	—	—	2,253	2,253
Totals	$—	$225,033	$—	$2	$—	$(18,513)		$206,520

Putnam Retirement Advantage 2040 Fund
	Fair value as of					Change in
	12/31/19					unrealized	Shares
	(commencement	Purchase	Sale	Investment	Realized	appreciation	outstanding	Fair value
Affiliates	of operations)	cost	proceeds	income	gain (loss)	(depreciation)	as of 2/29/20	as of 2/29/20
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$—	$12,801	$150	$—	$4	$(719)	827	$11,936
Putnam Dynamic Asset Allocation
Growth Fund Class P	—	247,219	2,890	—	77	(19,386)	14,378	225,020
Putnam Short Term Investment Fund
Class P	—	6,669	78	7	—	—	6,591	6,591
Totals	$—	$266,689	$3,118	$7	$81	$(20,105)		$243,547

Putnam Retirement Advantage 2035 Fund
	Fair value as of					Change in
	12/31/19					unrealized	Shares
	(commencement	Purchase	Sale	Investment	Realized	appreciation	outstanding	Fair value
Affiliates	of operations)	cost	proceeds	income	gain (loss)	(depreciation)	as of 2/29/20	as of 2/29/20
Putnam Dynamic Asset Allocation
Balanced Fund Class P	$ —	$184,241	$5,112	$—	$94	$(10,396)	11,700	$168,827
Putnam Dynamic Asset Allocation
Growth Fund Class P	—	213,029	5,909	—	101	(16,747)	12,171	190,474
Putnam Short Term Investment Fund
Class P	—	13,987	388	14	—	—	13,599	13,599
Totals	$—	$411,257	$11,409	$14	$195	$(27,143)		$372,900

Putnam Retirement Advantage 2030 Fund
	Fair value as of					Change in
	12/31/19					unrealized	Shares
	(commencement	Purchase	Sale	Investment	Realized	appreciation	outstanding	Fair value
Affiliates	of operations)	cost	proceeds	income	gain (loss)	(depreciation)	as of 2/29/20	as of 2/29/20
Putnam Income Strategies Portfolio	$—	$7,002	$118	$—	$2	$(134)	681	$6,752
Putnam Dynamic Asset Allocation
Balanced Fund Class P	—	406,598	6,887	—	141	(23,158)	26,105	376,694
Putnam Dynamic Asset Allocation
Conservative Fund Class P	—	4,823	82	9	2	(94)	430	4,649
Putnam Short Term Investment Fund
Class P	—	19,263	326	19	—	—	18,937	18,937
Totals	$—	$437,686	$7,413	$28	$145	$(23,386)		$407,032

52 Retirement Advantage Funds	Retirement Advantage Funds 53

Putnam Retirement Advantage 2025 Fund
	Fair value as of					Change in
	12/31/19					unrealized	Shares
	(commencement	Purchase	Sale	Investment	Realized	appreciation	outstanding	Fair value
Affiliates	of operations)	cost	proceeds	income	gain (loss)	(depreciation)	as of 2/29/20	as of 2/29/20
Putnam Income Strategies Portfolio	$—	$63,691	$—	$358	$—	$(1,215)	6,304	$62,476
Putnam Dynamic Asset Allocation
Balanced Fund Class P	—	115,179	—	—	—	(6,599)	7,525	108,580
Putnam Dynamic Asset Allocation
Conservative Fund Class P	—	184,567	—	—	—	(3,621)	16,739	180,946
Putnam Short Term Investment Fund
Class P	—	18,312	—	19	—	—	18,312	18,312
Totals	$—	$381,749	$—	$377	$—	$(11,435)		$370,314

Putnam Retirement Advantage 2020 Fund
	Fair value as of					Change in
	12/31/19					unrealized	Shares
	(commencement	Purchase	Sale	Investment	Realized	appreciation	outstanding	Fair value
Affiliates	of operations)	cost	proceeds	income	gain (loss)	(depreciation)	as of 2/29/20	as of 2/29/20
Putnam Income Strategies Portfolio	$—	$169,822	$—	$—	$—	$(3,242)	16,809	$166,580
Putnam Dynamic Asset Allocation
Balanced Fund Class P	—	6,680	—	—	—	(386)	436	6,294
Putnam Dynamic Asset Allocation
Conservative Fund Class P	—	23,933	—	49	—	(469)	2,171	23,464
Putnam Short Term Investment Fund
Class P	—	2,027	—	2	—	—	2,027	2,027
Totals	$—	$202,462	$—	$51	$—	$(4,097)		$198,365

Putnam Retirement Advantage Maturity Fund
	Fair value as of					Change in
	12/31/19					unrealized	Shares
	(commencement	Purchase	Sale	Investment	Realized	appreciation	outstanding	Fair value
Affiliates	of operations)	cost	proceeds	income	gain (loss)	(depreciation)	as of 2/29/20	as of 2/29/20
Putnam Income Strategies Portfolio	$—	$56,445	$—	$—	$—	$(971)	5,598	$55,474
Totals	$—	$56,445	$—	$—	$—	$(971)		$55,474

54 Retirement Advantage Funds	Retirement Advantage Funds 55

Note 6: Initial capitalization and offering of shares

The fund was established as a series of the Trust on December 31, 2019. Prior to December 31, 2019, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Putnam Retirement Advantage 2060 Fund	$10,000	1,000
Putnam Retirement Advantage 2055 Fund	10,000	1,000
Putnam Retirement Advantage 2050 Fund	10,000	1,000
Putnam Retirement Advantage 2045 Fund	10,000	1,000
Putnam Retirement Advantage 2040 Fund	10,000	1,000
Putnam Retirement Advantage 2035 Fund	10,000	1,000
Putnam Retirement Advantage 2030 Fund	10,000	1,000
Putnam Retirement Advantage 2025 Fund	10,000	1,000
Putnam Retirement Advantage 2020 Fund	10,000	1,000
Putnam Retirement Advantage Maturity Fund	10,000	1,000

Note 7: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Beginning in January 2020, global financial markets have experienced, and may continue, to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

56 Retirement Advantage Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	Robert E. Patterson
London, England SW1A 1ER	George Putnam, III	Richard T. Kircher
	Robert L. Reynolds	Vice President and BSA
Marketing Services	Manoj P. Singh	Compliance Officer
Putnam Retail Management	Mona K. Sutphen
100 Federal Street		Susan G. Malloy
Boston, MA 02110	Officers	Vice President and
	Robert L. Reynolds	Assistant Treasurer
Custodian	President
State Street Bank		Denere P. Poulack
and Trust Company	Robert T. Burns	Assistant Vice President, Assistant
	Vice President and	Clerk, and Assistant Treasurer
Legal Counsel	Chief Legal Officer
Ropes & Gray LLP		Janet C. Smith
	James F. Clark	Vice President,
	Vice President, Chief Compliance	Principal Financial Officer,
	Officer, and Chief Risk Officer	Principal Accounting Officer,
and Assistant Treasurer
Nancy E. Florek
	Vice President, Director of	Mark C. Trenchard
	Proxy Voting and Corporate	Vice President
Governance, Assistant Clerk,
and Assistant Treasurer

This report is for the information of shareholders of Putnam Retirement Advantage Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about each fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

HOW WOULD YOU LIKE TO RECEIVE REPORTS LIKE THIS?

Go green with paperless delivery

1. Log in to your account at putnam.com
2. Under account preferences, select "mailing and paperless options"

Continue with paper reports by mail

Call Putnam at 1-800-225-1581.

SA810 320404 4/20

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: April 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: April 29, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: April 29, 2020